Schedule of Future Payment Due (Details) - USD ($)	Jan. 31, 2023	Jul. 31, 2022
Short-Term Debt [Line Items]
2024		$ 936,558
Total		$ 936,558
Convertible Notes Related Party [Member]
Short-Term Debt [Line Items]
2023 – the remainder of the fiscal year
2024
2025	2,000,000
2026
2027
Thereafter
Total	$ 2,000,000